ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and General Description of Business

Organization and General Description of Business

EHAVE, Inc. (formerly known as “Behavioral Neurological Applications and Solutions or 2304101 Ontario Inc.”) (“We” or “the Company”), was incorporated under the laws of the Province of Ontario, Canada on October 31, 2011.

KetaDash Inc. (Ketadash), a wholly owned subsidiary of Ehave, Inc. (Ehave), provides a platform for medical practitioners to administer healthcare services to patients at home. In order to facilitate the launch of Ketadash, Ehave acquired 100% of Rejuv IV inc. (Rejuv IV) through a stock purchase agreement on January 8, 2021.

Ehave then consolidated Rejuv IV into its Ketadash brand. KetaDash addresses the needs of patients currently suffering from mental illnesses such as depressive disorder, bipolar disorder and post-traumatic stress disorder. KetaDash improves brain wellness and cognitive function with psychedelic medicine administered by a registered nurse in the comfort of your own home with Ketadash’s mobile wellness therapies. Ketadash provides Ketamine treatments, as well as IV infusions with fluids, essential vitamins, minerals, and electrolytes to enhance the health and wellness of its patients. In addition to Ketamine treatments, Ketadash generates revenue by offering its clients and patients IV Drip Detox and Hangover Cures, IV Vitamin Therapy for pain management, Hydration Therapy for Health & Wellness, and IV Therapy for athletic advantage and fitness recovery. Ketadash uses certified nurses, who are always prompt and will arrive on time to administer a patient’s IV drip of choice in the comfort of their home. Ketadash’s products and services have been made public through their website https://ketadash.com/.

The Company is a healthcare company developing a health data platform that integrates with proprietary and third-party assessment and therapeutic digital applications. Our product focus is based on two tiers of activities: (1) MegaTeam and Ninja Reflex, our rehabilitation software that is engaging for the patient, (2) adaptation of third-party clinically validated digital assessment and rehabilitation software for enhanced patient engagement and data modeling. We intend to provide technology solutions to clinicians, patients, researchers, pharmaceutical companies and payors.

Aibotic’s sponsors research and development of the use of psychedelics for the treatment of mental health issues utilizing the technology developed by Ehave.

Basis of Presentation and principles of consolidation

Basis of Presentation and principles of consolidation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s functional currency is Canadian dollars. The Company’s fiscal year-end is December 31. The consolidated financial statements include the amounts of the Company and its subsidiary, Aibotics, Inc. (“Aibotics”) of which the Company has a 65.90% controlling ownership interest. All inter-company accounts and transaction have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Expenses are translated using average exchange rates during the period. The result from currency translation is reflected in stockholders’ deficit as a component of accumulated other comprehensive income.

Foreign Currency Risk

Foreign Currency Risk

The Company is exposed to fluctuations in the exchange rate between the United States dollar and the Canadian dollar. The Company’s continued financing activities are primarily in United States dollars while the Company’s expenditures are in Canadian dollars. Should the exchange rate between the Canadian dollar and the United States dollar fluctuate, the Company may be exposed to resource constraints.

Segment Reporting

Segment Reporting

The Company adopted ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Company operates in one operating segment, and therefore one reportable segment, focused on developing and commercializing AI technology platform solutions. The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the CODM uses consolidated net loss to allocate resources and assess performance. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investment securities with an original maturity of three months or less to be cash equivalents. Due to the short-term maturity of such investments, the carrying amounts are a reasonable estimate of fair value. Cash and cash equivalents include cash on-hand and highly-rated U.S. government backed money market fund investments.

Software Products and Research and Development

Software Products and Research and Development

Software development costs are expensed as incurred and consist primarily of design and development costs of new products, and significant enhancements to existing products incurred before the establishment of technological feasibility. Costs incurred subsequent to technological feasibility of new and enhanced products, costs incurred to purchase or to create and implement internal-use software, and software obtained through business acquisitions are capitalized. Such costs are amortized over the estimated useful lives of the related products, using the straight-line method. For the years ended December 31, 2025 and 2024, the Company recorded $10,500 and $17,784, respectively, as general and administrative expense for software development costs.

Advertising Costs	Advertising Costs The Company expenses advertising costs as incurred. Advertising expense totaled $2,450 and $0 for the years ended December 31, 2025 and 2024, respectively.
Property and Equipment

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation. Depreciation of property and equipment is determined using the straight-line method of the estimated useful lives of the related assets. Expenditures for repairs and maintenance are charged to expense as incurred, and expenditures for betterments and major improvements are capitalized and depreciated over the remaining useful lives of the assets. During the year ended December 31, 2025 and 2024, the Company had no impairment on fixed assets.

The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:

Medical equipment	5 years

As of December 31, 2025 and 2024, property and equipment consisted of the following:

	December 31,
	2025	2024
Medical equipment	$2,995	$2,995
Total	2,995	2,995
Less, accumulated depreciation	(2,995)	(2,995)
Equipment, net	$-	$-

During the years ending December 31, 2025 and 2024, the Company recorded depreciation expense of approximately $0 and $498, respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Management reviews long-lived assets that are held and used for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared with the asset’s carrying amount to determine if there has been an impairment, which is calculated as the difference between the fair value of an asset and its carrying value. Estimates of future undiscounted cash flows are based on expected growth rates for the business, anticipated future economic conditions and estimates of residual values. Fair values take into consideration management’s estimates of risk-adjusted discount rates, which are believed to be consistent with assumptions that marketplace participants would use in their estimates of fair value. There were no impairments of long-lived assets recognized during the years ended December 31, 2025 and 2024.

Leases

Leases

The Company reviews all arrangements for potential leases in accordance with ASC 842, and at inception, determines whether a lease is an operating or finance lease. Lease assets and liabilities, which generally represent the present value of future minimum lease payments over the term of the lease, are recognized as of the commencement date. Leases with an initial lease term of twelve months or less are classified as short-term leases and are not recognized in the balance sheets unless the lease contains a purchase option that is reasonably certain to be exercised. Historically, the Company reimbursed its CEO, Ben Kaplan, for leased office space in the amount of $4,000 per month. However, the lease was no longer active during the year ended December 31, 2025. For the year ending December 31, 2025 and 2024, rent expense was $0 and $48,000. Other than the Company’s reimbursement of its CEO for rent on a month-to-month basis, the Company has not entered into any lease agreements.

Income Taxes

Income Taxes

Income tax expense is based on income before income taxes and is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is more likely than not that a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and the difference between the actual outcome of these future tax consequences and the estimates made could have a material impact on the operating results. To the extent that new information becomes available which causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Net Loss per Common Share, basic

Net Loss per Common Share, basic

The Company has adopted Accounting Standards Codification (“ASC”) subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation and disclosure requirements of earnings per share (EPS) information. Basic earnings (loss) per share includes no dilution and is computed by dividing net income or loss by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution of securities that could share in the earnings or losses of the entity. For the year ended December 31, 2025, the Company had outstanding warrants to purchase 28,770,478 common shares and 81,628,267 common shares issuable upon the conversion of debt excluded from weighted average diluted common shares because their inclusion would have been antidilutive. For the year ended December 31, 2024, the Company had outstanding warrants to purchase 28,770,478 common shares and 142,928,343 common shares issuable upon the conversion of debt excluded from weighted average diluted common shares because their inclusion would have been antidilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

During the periods ended December 31, 2025 and 2024 there were several new accounting pronouncements issued by the Financial Accounting Standards Board (FASB). Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). ASU 2023-07 does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The Company adopted this guidance on a retrospective basis as of January 1, 2025 and the adoption of this guidance had no material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which expands the disclosures required for income taxes. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendment should be applied on a prospective basis while retrospective application is permitted. The adoption of ASU 2023-09 did not have a material impact on the Company’s related disclosures.